Investment Securities (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gross realized gains and losses on the sales of investment securities
Gains	$ 127	$ 16	$ 1
Losses	(1)	0	(6)
Total	$ 126	$ 16	$ (5)